UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2015

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 9.2%
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.020%	12/1/35	$4,600,000	$4,600,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.020%	8/1/20	615,000	615,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/54	700,000	700,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/51	1,263,000	1,263,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/54	1,600,000	1,600,000	(a)(b)
University of California, CA, Revenue	0.010%	5/15/48	2,815,000	2,815,000	(a)(b)

Total Education				11,593,000

Finance - 3.8%
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.010%	4/1/30	4,370,000	4,370,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.030%	4/1/39	395,000	395,000	(a)(b)

Total Finance				4,765,000

General Obligation - 8.5%
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.010%	5/1/34	2,255,000	2,255,000	(a)(b)
LOC-Bank of Montreal	0.010%	5/1/33	900,000	900,000	(a)(b)
TECP	0.040%	12/1/15	1,000,000	1,000,000
Various Purpose	5.000%	4/1/16	225,000	228,547
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.010%	10/1/41	2,030,000	2,030,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.010%	1/1/21	1,100,000	1,100,000	(a)(b)
Los Angeles, CA, GO	5.000%	9/1/16	100,000	103,445
San Francisco, CA, City & County, GO, TECP	0.040%	12/9/15	3,000,000	3,000,000
Santa Cruz City, CA, High School District, GO	4.000%	8/1/16	200,000	204,783

Total General Obligation				10,821,775

Health Care - 14.8%
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.010%	3/1/47	100,000	100,000	(a)(b)
Health Facility Catholic West, LOC-Sumitomo Mitsui Banking	0.010%	7/1/35	400,000	400,000	(a)(b)
Health Facility, Catholic Healthcare West, LOC-Bank of Montreal	0.010%	3/1/47	1,025,000	1,025,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.010%	10/1/23	935,000	935,000	(a)(b)
Scripps Health, LOC-Northern Trust Co.	0.010%	10/1/31	1,685,000	1,685,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.010%	7/1/41	900,000	900,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.010%	7/1/41	500,000	500,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.010%	7/1/41	2,400,000	2,400,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.010%	8/15/27	1,000,000	1,000,000	(a)(b)
Kaiser Permanente	0.010%	4/1/45	2,560,000	2,560,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	$1,400,000	$1,400,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.010%	8/15/36	3,100,000	3,100,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	2,750,000	2,750,000	(a)(b)

Total Health Care				18,755,000

Housing: Multi-Family - 14.7%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, FNMA, LOC-FNMA	0.030%	5/15/35	3,430,000	3,430,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	0.030%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	0.020%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.010%	4/1/25	100,000	100,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.020%	3/15/32	1,790,000	1,790,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.030%	4/1/32	1,900,000	1,900,000	(a)(b)
Los Angeles, CA, MFH Revenue, Fountain Park Phase II, FNMA, LIQ-FNMA	0.010%	3/15/34	1,500,000	1,500,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.020%	2/15/31	1,815,000	1,815,000	(a)(b)(c)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.040%	12/1/34	1,500,000	1,500,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.010%	9/1/28	2,345,000	2,345,000	(a)(b)

Total Housing: Multi-Family				18,560,000

Industrial Revenue - 2.4%
Alameda County, CA, IDA Revenue:
Bema Electronic Manufacturing Project, LOC-Comercia Bank	0.110%	4/1/34	1,900,000	1,900,000	(a)(b)(c)
JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.030%	10/1/25	500,000	500,000	(a)(b)(c)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.050%	9/1/20	595,000	595,000	(a)(b)

Total Industrial Revenue				2,995,000

Life Care Systems - 1.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.040%	10/1/34	1,260,000	1,260,000	(a)(b)

Miscellaneous - 1.9%
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.010%	10/1/30	2,430,000	2,430,000	(a)(b)

Pollution Control - 1.2%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.080%	8/1/41	1,280,000	1,280,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.050%	10/1/37	265,000	265,000	(a)(b)(c)

Total Pollution Control				1,545,000

Public Facilities - 3.6%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	2,095,000	2,095,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Public Facilities - (continued)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.010%	11/1/23	$2,435,000	$2,435,000	(a)(b)

Total Public Facilities				4,530,000

Solid Waste/Resource Recovery - 5.5%
California State PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.050%	10/1/38	1,300,000	1,300,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.080%	6/1/42	1,305,000	1,305,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/40	505,000	505,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.080%	11/1/41	875,000	875,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.080%	10/1/36	1,600,000	1,600,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.080%	10/1/44	1,400,000	1,400,000	(a)(b)(c)

Total Solid Waste/Resource Recovery				6,985,000

Transportation - 10.1%
Long Beach, CA, Harbor Revenue	5.000%	5/15/16	225,000	229,757
Los Angeles County, CA, MTA, Sales Tax Revenue, Measure R	5.000%	6/1/16	300,000	307,109
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/16	200,000	204,233
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
SPA-JPMorgan Chase	0.010%	4/1/38	3,200,000	3,200,000	(a)(b)
SPA-JPMorgan Chase	0.010%	4/1/38	400,000	400,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/16	1,740,000	1,774,215	(c)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/1/26	3,000,000	3,000,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	1,400,000	1,400,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	700,000	700,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	1,600,000	1,600,000	(a)(b)

Total Transportation				12,815,314

Utilities -11.7%
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Sumitomo Mitsui Banking	0.010%	12/1/16	850,000	850,000	(a)(b)
California State PCFA, PCR:
Pacific Gas & Electric, LOC-JPMorgan Chase	0.010%	11/1/26	2,100,000	2,100,000	(a)(b)
Pacific Gas & Electric, LOC-JPMorgan Chase	0.010%	11/1/26	500,000	500,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
SPA-Royal Bank of Canada	0.010%	7/1/35	200,000	200,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utilities - (continued)
Subordinated, SPA-Bank of Montreal	0.010%	7/1/34	$1,200,000	$1,200,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.010%	7/1/32	2,200,000	2,200,000	(a)(b)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.010%	8/15/41	4,255,000	4,255,000	(a)(b)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.040%	12/2/15	3,000,000	3,000,000
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	500,000	500,000	(a)(b)

Total Utilities				14,805,000

Water & Sewer - 11.5%
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.010%	6/1/37	350,000	350,000	(a)(b)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.010%	7/1/37	185,000	185,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.010%	8/1/37	2,450,000	2,450,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/30	400,000	400,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.030%	7/1/35	2,435,000	2,435,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/30	2,200,000	2,200,000	(a)(b)
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/35	1,080,000	1,080,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Power System, Barclays Bank PLC, SPA-Citibank N.A.	0.010%	7/1/35	700,000	700,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/16	250,000	256,845
Los Angeles, CA, Wastewater Systems Revenue	5.000%	6/1/16	445,000	455,541
Metropolitan Water District of Southern California Revenue	0.010%	7/1/35	400,000	400,000	(a)(b)
Metropolitan Water District of Southern California Revenue, Special	0.010%	7/1/35	1,900,000	1,900,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	0.020%	9/1/26	690,000	690,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.010%	11/1/34	900,000	900,000	(a)(b)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/16	125,000	127,602

Total Water & Sewer				14,529,988

TOTAL INVESTMENTS - 99.9% (Cost - $126,390,077#)				126,390,077
Other Assets in Excess of Liabilities - 0.1%				113,047

TOTAL NET ASSETS - 100.0%				$126,503,124

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
CDA	— Communities Development Authority
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$126,390,077	—	$126,390,077

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its shareholders. The compliance date for most of these changes is October 14, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 26, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 26, 2016